INVESCO MONEY MARKET FUNDS, INC.

         INVESCO Cash Reserves Fund - Investor Class, Class A, B, and C
                  INVESCO Tax-Free Money Fund - Investor Class
               INVESCO U.S. Government Money Fund - Investor Class

    Supplement dated August 14, 2003 to the Prospectus dated August 13, 2003 as supplemented August 13, 2003.

The Board of Directors of INVESCO Money Market Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM Money Market Funds, Inc."

The Board of Directors of the Company also approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund.

The proposed advisory agreement relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management teams for the Funds will not change nor will the advisory fees paid by the Funds change as a result of this restructuring.

The Board of Directors of the Company previously approved, on June 9, 2003, transactions in which INVESCO Cash Reserves Fund would transfer all of its assets and liabilities to AIM Money Market Fund, a series of AIM Investment Securities Funds, and in which INVESCO Tax-Free Money Fund would transfer all of its assets and liabilities to AIM Tax-Exempt Cash Fund, a series of AIM Tax-Exempt Funds (each, a "Reorganization"). The Company will enter into the proposed advisory agreement for INVESCO Cash Reserves Fund and INVESCO Tax-Free Money Fund, respectively, only if the applicable Reorganization is not approved by shareholders.

For each Fund, the proposed investment advisory agreement requires the approval of such Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory agreement will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of a Fund do not approve the proposed investment advisory agreement, the current investment advisory agreement with INVESCO will continue in effect for such Fund.

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

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SHAREHOLDERS INVESTED IN THE FOLLOWING         WILL BE OFFERED THE ABILITY TO
    CLASSES OF THE INVESCO FUNDS:         EXCHANGE INTO THE FOLLOWING CLASSES OF
                                                      THE AIM FUNDS:
--------------------------------------- ----------------------------------------

o  Investor Class Shares                  o   Class A Shares of Category I and
                                              II AIM Funds and AIM Tax-Exempt
o  Class A Shares1                            Cash Fund

                                          o   Class A3 Shares of all AIM Funds

                                          o   AIM Cash Reserve Shares of AIM
                                              Money Market Fund
--------------------------------------- ----------------------------------------

o  Class B Shares                         o   Class B Shares of all AIM Funds,
                                              with the exception of AIM Floating
                                              Rate Fund
--------------------------------------- ----------------------------------------
o  Class C Shares                         o   Class C Shares of all AIM Funds,
                                              with the exception of AIM Floating
                                              Rate Fund
--------------------------------------- ----------------------------------------
o  Institutional Class Shares             o   Institutional Class Shares of all
                                              AIM Retail Funds
--------------------------------------- ----------------------------------------
o  Class K Shares                         o   There is currently no like class
                                              of shares offered by the AIM Funds
--------------------------------------------------------------------------------


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SHAREHOLDERS INVESTED IN THE FOLLOWING         WILL BE OFFERED THE ABILITY TO
       CLASSES OF THE AIM FUNDS:          EXCHANGE INTO THE FOLLOWING CLASSES OF
                                                    THE INVESCO FUNDS:
--------------------------------------- ----------------------------------------
o  Class A Shares of all AIM  Funds,      o    Class A Shares of all  INVESCO
   with the exception of Class A Shares        Funds2
   of Category III Funds purchased at
   net asset value

o  Class A3 Shares of the AIM Funds

o  AIM Cash Reserve Shares of AIM
   Money Market Fund

--------------------------------------------------------------------------------

----------------------
1 Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

2 The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

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
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SHAREHOLDERS INVESTED IN THE FOLLOWING         WILL BE OFFERED THE ABILITY TO
       CLASSES OF THE AIM FUNDS:          EXCHANGE INTO THE FOLLOWING CLASSES OF
                                                    THE INVESCO FUNDS:
--------------------------------------- ---------------------------------------
o   Class B Shares of all AIM Funds       o   Class B Shares of all INVESCO
                                              Funds
--------------------------------------- ---------------------------------------
o   Class C Shares of all AIM Funds       o   Class C Shares of all INVESCO
                                              Funds
--------------------------------------- ---------------------------------------
o   Institutional Class Shares of         o   Institutional Class Shares of
    all AIM Retail Funds                      all INVESCO Funds
--------------------------------------- ---------------------------------------
o   Class R Shares                        o   There is currently no like class
                                              of shares offered by the INVESCO
                                              Funds
------------------------------------------------------------------------------


INVESCO Funds Group, Inc. intends to implement the changed market timing exchange policy described below.

The following policy governing exchanges is effective on or about November 10, 2003: you are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

Effective  August 18, 2003, the following is added under the heading "How to Buy
Shares: in the prospectus:

RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, or R) for the purpose of qualifying for the lower initials sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation described above.

                          INVESCO TAX-FREE MONEY FUND

The section of the Prospectus entitled "Investment Goals, Strategies,  And Risks
- INVESCO Tax-Free Money Fund - Investor Class" is amended to (i) delete both paragraphs in their entirety and (ii) substitute the following in their place:

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

      Tax-Free Money Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term municipal securities issued by state, county, and city governments, including industrial development obligations and private activity bonds which generally are not guaranteed by the governmental entity that issues them. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations. Municipal obligations may be purchased or sold on a delayed delivery or a when-issued basis with settlement taking place in the future. The Fund may purchase securities together with the right to resell them to the seller at an agreed-upon price or yield within a specific time period prior to the maturity date of the securities. This is commonly known as a "demand feature" or a "put."

      The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, asset-backed securities, privately issued commercial paper, and other securities that are restricted as to disposition under federal securities laws, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. The circumstances under which the Fund will invest in taxable securities include but are not limited to: (a) pending investment of proceeds or sales of portfolio securities; (b) pending settlement of portfolio securities; and (c) maintaining liquidity to meet the need for anticipated redemptions. The Fund invests at least 80% of its assets in securities that (1) pay interest which is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax.

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